Revenues and Cost of Services - Summary of Cost of Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Processing costs	$ 356,295	$ 206,223	$ 107,276
Hosting expenses	6,235	4,331	3,351
Salaries and wages	2,252	1,411	706
Amortization of intangible assets	10,816	6,891	3,917
Total	373,492	216,758	113,677
Internally Generated Software
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Amortization of intangible assets	$ 8,710	$ 4,793	$ 2,344